Fair Value Measurements (Balances Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, current portion	$ 400	$ 400
Assets
Cash and cash equivalents	158,821	145,341	$ 140,311	$ 158,421
Restricted cash	19,030	18,107
Investment available for sale	17,400	18,000
Outstanding principal	3,322,475
Fair Value, Measurements, Nonrecurring [Member]
Assets
Outstanding principal		3,481,568
Fair Value, Measurements, Recurring
Liabilities
Contingent payments	3,632	3,792
Assets
Cash and cash equivalents	158,821	145,341
Restricted cash	19,030	18,107
Investment available for sale	17,839	18,357
Merger earnout		75
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Liabilities
Contingent payments	0	0
Assets
Cash and cash equivalents		145,341
Cash and cash equivalents	158,821
Restricted cash		18,107
Investment available for sale	0	0
Merger earnout		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Liabilities
Contingent payments	0	0
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment available for sale	0	0
Merger earnout		0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Liabilities
Contingent payments	3,632	3,792
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment available for sale	17,839	18,357
Merger earnout		75
Parent Company [Member]
Assets
Cash and cash equivalents	2	2	$ 0	$ 2,520
Outstanding principal	2,309,725	2,389,165
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		3,534,365
Estimate of Fair Value Measurement [Member] | Parent Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument	2,348,120	2,416,873
Holdco Note | Holdco Note | Parent Company [Member]
Assets
Outstanding principal		151,740
Senior Notes | 9.00% senior notes due 2020 | Parent Company [Member]
Assets
Outstanding principal		350,000
Senior Notes | 9.00% senior notes due 2020 | Parent Company [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Outstanding principal	$ 350,000
Senior Notes | 9.00% senior notes due 2020 | Estimate of Fair Value Measurement [Member] | Parent Company [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument		$ 359,625